INCOME TAXES	12 Months Ended
Sep. 30, 2011
INCOME TAXES
INCOME TAXES

13.       INCOME TAXES

Income tax expense for the years ended September 30, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009
Current expense:
Federal	$2,387,642	$4,102,344	$2,631,738
State	377,500	18,100	231,600
Deferred expense (benefit)	384,665	(3,861,067)	(1,233,593)
Total	$3,149,807	$259,377	$1,629,745

Income tax expense for the years ended September 30, 2011, 2010 and 2009 differs from that computed at the federal statutory rate of 34% as follows:

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$3,812,959	34.0%	$1,207,736	34.0%	$2,280,280	34.0%
Non-taxable income from bank-owned life insurance	(364,357)	(3.3)	(371,331)	(10.4)	(369,476)	(5.5)
Non-taxable interest and dividends	(487,417)	(4.3)	(440,263)	(12.4)	(305,539)	(4.6)
State taxes, net of federal benefit	249,150	2.2	11,946	0.3	152,856	2.3
Other, net	(60,528)	(0.5)	(148,711)	(4.2)	(128,376)	(1.9)
Total	$3,149,807	28.1%	$259,377	7.3%	$1,629,745	24.3%

The components of deferred tax assets and liabilities are as follows:

	2011	2010
Deferred tax assets:
Allowance for loan losses	$10,661,185	$10,824,802
Restricted stock awards	341,262	85,944
Non-accrual interest	328,138	—
Deferred compensation	1,894,867	1,912,158
Equity investments	129,692	122,666
Other	402,482	740,945
Total deferred tax assets	13,757,626	13,686,515

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	30,185	56,241
Premises and equipment	777,827	266,015
Unrealized losses on securities available for sale	190	23,188
Other	24,477	31,460
Total deferred tax liabilities	984,990	529,215

Net deferred tax assets	$12,772,636	$13,157,300

At September 30, 2011, the Company had $137,000 of unrecognized tax benefits, $129,000 of which would affect the effective tax rate if recognized.  The Company recognizes interest related to uncertain tax positions in income tax expense and classifies such interest and penalties in the liability for unrecognized tax benefits.  As of September 30, 2011, the Company had approximately $8,000 accrued for the payment of interest and penalties.  The tax years ended September 30, 2008 through 2011 remain open to examination by the taxing jurisdictions to which the Company is subject.

The aggregate changes in the balance of gross unrecognized tax benefits, which excludes interest and penalties, for the year ended September 30, 2011 are as follows:

Balance at September 30, 2010	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	—
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	—
Balance at September 30, 2011	$129,000

Retained earnings at September 30, 2011 included earnings of approximately $4.1 million representing tax bad debt deductions, net of actual bad debts and bad debt recoveries, for which no provision for federal income taxes has been made.  If these amounts are used for any purpose other than to absorb loan losses, they will be subject to federal income taxes at the then prevailing corporate rate.

A valuation allowance should be provided on deferred tax assets when it is more likely than not that some portion of the assets will not be realized.  The Company has not established a valuation allowance at September 30, 2011 or 2010 because management believes that all criteria for recognition have been met, including the existence of a history of taxes paid or qualifying tax planning strategies that are sufficient to support the realization of deferred tax assets.